Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Global Allocation Portfolio - Moderate

Supplement dated March 23, 2018

to Currently Effective Prospectuses

At a special meeting of shareholders of Janus Henderson Global Allocation Portfolio – Moderate held on March 22, 2018, shareholders approved an Agreement and Plan of Reorganization that will result in the transfer of the assets and liabilities of Janus Henderson Global Allocation Portfolio – Moderate to Janus Henderson Balanced Portfolio, effective on or about the close of business on April 27, 2018 (“Closing Date”). As a result, shareholders of Janus Henderson Global Allocation Portfolio – Moderate as of the Closing Date will become shareholders of Janus Henderson Balanced Portfolio, and Janus Henderson Global Allocation Portfolio – Moderate will be terminated.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson Global Allocation Portfolio – Moderate

Supplement dated March 23, 2018

to Currently Effective Statements of Additional Information

At a special meeting of shareholders of Janus Henderson Global Allocation Portfolio – Moderate held on March 22, 2018, shareholders approved an Agreement and Plan of Reorganization that will result in the transfer of the assets and liabilities of Janus Henderson Global Allocation Portfolio – Moderate to Janus Henderson Balanced Portfolio, effective on or about the close of business on April 27, 2018 (“Closing Date”). As a result, shareholders of Janus Henderson Global Allocation Portfolio – Moderate as of the Closing Date will become shareholders of Janus Henderson Balanced Portfolio, and Janus Henderson Global Allocation Portfolio – Moderate will be terminated.

Please retain this Supplement with your records.